Investment properties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 3,254		R$ 3,639
Additions	100		124
Impairment	(6)		(32)
Depreciation	50		58
Write off	12		7
Exchange rate changes	(656)		(230)
Transfers	10	[1]	(196)	[2]
Assets held for sale or distribution	(2,664)
Balance at ending			3,254
Depreciation	(50)		(58)
Cost			3,406
Accumulated depreciation			(152)
Net			3,254
Land [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	759		762
Additions			1
Impairment	(1)		(4)
Depreciation
Write off	3		4
Exchange rate changes	(189)		(58)
Transfers	(4)	[1]	54	[2]
Assets held for sale or distribution	(568)
Balance at ending			759
Depreciation
Cost			759
Accumulated depreciation
Net			759
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,455		2,859
Additions	2		91
Impairment	(5)		(28)
Depreciation	50		58
Write off	9		3
Exchange rate changes	(447)		(169)
Transfers	14	[1]	(243)	[2]
Assets held for sale or distribution	(1,978)
Balance at ending			2,455
Depreciation	(50)		(58)
Cost			2,607
Accumulated depreciation			(152)
Net			2,455
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	40		18
Additions	98		32
Impairment
Depreciation
Write off
Exchange rate changes	(20)		(3)
Transfers		[1]	(7)	[2]
Assets held for sale or distribution	(118)
Balance at ending			40
Depreciation
Cost			40
Accumulated depreciation
Net			R$ 40

[1]	Transfers to fixed assets
[2]	Transfers to fixed assets